Acquisitions / Dispositions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions / Dispositions
Acquisitions / Dispositions
The Company’s acquisitions have been accounted for as business combinations. Net assets and results of operations are included in the Company’s consolidated financial statements commencing at the respective purchase closing dates. In connection with acquisitions, the Company records the estimated value of the net tangible assets purchased and the value of the identifiable intangible assets purchased, which typically consist of purchased customer lists, trademarks and non-compete agreements. The valuation of purchased intangible assets involves significant estimates and assumptions. Until final valuations are complete, any change in assumptions could affect the carrying value of tangible assets, goodwill and identifiable intangible assets.
The Risk and Insurance Services segment completed seven acquisitions during 2017.

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January – Marsh & McLennan Agency ("MMA") acquired J. Smith Lanier & Co. ("JSL"), a privately held insurance brokerage firm providing insurance, risk management, and employee benefits solutions to businesses and individuals throughout the U.S.

•	February – MMA acquired iaConsulting, a Texas-based employee benefits consulting firm.

•	March – MMA acquired Blakestad, Inc., a Minnesota-based private client and commercial lines insurance agency, and RJF Financial Services, a Minnesota-based retirement advisory firm.

•	May – MMA acquired Insurance Partners of Texas, a Texas-based employee benefits consulting firm.

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August – Marsh acquired International Catastrophe Insurance Managers, LLC, a Colorado-based managing general agent providing property catastrophe insurance to business and homeowners, and MMA acquired Hendrick & Hendrick, Inc., a Texas-based insurance agency.

The Consulting segment completed three acquisitions during 2017.

•	August – Mercer acquired Jaeson Associates, a Portugal-based talent management consulting organization.

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December – Mercer acquired Promerit AG, a Germany-based consultancy specializing in HR digitalization and business and HR transformation and BFC Asset Management Co., Ltd., a Japan-based independently owned asset manager, focused on alternative investment strategies.

Total purchase consideration for acquisitions made during 2017 was approximately $777 million, which consisted of cash paid of $668 million and deferred purchase and estimated contingent consideration of $109 million. Contingent consideration arrangements are based primarily on EBITDA and/or revenue targets over periods of two to four years. The fair value of the contingent consideration was based on projected revenue and earnings of the acquired entities. Estimated fair values of assets acquired and liabilities assumed are subject to adjustment when purchase accounting is finalized. During 2017, the Company also paid $55 million of deferred purchase consideration and $108 million of contingent consideration related to acquisitions made in prior years.
The following table presents the preliminary allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values:

(In millions)	2017
Cash	$668
Estimated fair value of deferred/contingent consideration	109
Total consideration	$777
Allocation of purchase price:
Cash and cash equivalents	$13
Accounts receivable, net	30
Other current assets	6
Property, plant, and equipment	6
Other intangible assets	304
Goodwill	551
Other assets	1
Total assets acquired	911
Current liabilities	25
Other liabilities	109
Total liabilities assumed	134
Net assets acquired	$777

Other intangible assets acquired are based on initial estimates and subject to change based on final valuations during the measurement period post acquisition date. The following chart provides information of other intangible assets acquired during 2017:

	Amount	Weighted Average Amortization Period
Client relationships	$263	12 years
Other (a)	41	5 years
	$304
(a) Primarily non-compete agreements, trade names and developed technology.
Prior Year Acquisitions
During 2016, the Risk and Insurance Services segment completed nine acquisitions.

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February – MMA acquired The Celedinas Agency, Inc., a Florida-based brokerage firm providing property and casualty and marine insurance as well as employee benefits services, and Aviation Solutions, LLC, a Missouri-based aviation risk advisor and insurance broker.

•	March – MMA acquired Corporate Consulting Services, Ltd., a New York-based insurance brokerage and human resource consulting firm.

•	August – MMA acquired Benefits Advisory Group LLC, an Atlanta-based employee benefits consulting firm.

•	September – MMA acquired Vero Insurance, Inc., a Florida-based agency specializing in private client insurance services.

•	November – MMA acquired Benefits Resource Group Agency, LLC, an Ohio-based benefits consulting firm and Presidio Benefits Group, Inc., a California-based employee benefits consulting firm.

•	December – Marsh acquired AD Corretora, a multi-line broker located in Brazil, and Bluefin Insurance Group, Ltd, a U.K.-based insurance brokerage.
The Consulting segment completed six acquisitions during 2016.

•	January – Mercer acquired The Positive Ageing Company Limited, a U.K.-based firm providing advice on issues surrounding the aging workforce.

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April – Mercer acquired the Extratextual software system and related client contracts. Extratextual is a web based compliance system that helps clients manage and meet their compliance and risk management obligations.

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December – Oliver Wyman acquired LShift Limited, a software development company, and Mercer acquired Sirota Consulting LLC, a global provider of employee benefit solutions; Pillar Administration, a superannuation provider located in Australia; and Thomsons Online Benefits, a U.K.-based global benefits software business.

Total purchase consideration for acquisitions made during 2016 was approximately $901 million, which consisted of cash paid of $865 million and deferred purchase and estimated contingent consideration of $36 million. Contingent consideration arrangements are based primarily on EBITDA and/or revenue targets over periods of two to four years. The fair value of the contingent consideration was based on projected revenue and earnings of the acquired entities. Estimated fair values of assets acquired and liabilities assumed are subject to adjustment when purchase accounting is finalized. During 2016, the Company also paid $54 million of deferred purchase consideration and $86 million of contingent consideration related to acquisitions made in prior years.
Pro-Forma Information
The following unaudited pro-forma financial data gives effect to the acquisitions made by the Company during 2017, 2016 and 2015. In accordance with accounting guidance related to pro-forma disclosures, the information presented for current year acquisitions is as if they occurred on January 1, 2016 and reflects acquisitions made in 2016 as if they occurred on January 1, 2015. The pro-forma information includes the effects of amortization of acquired intangibles. The unaudited pro-forma financial data is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved if such acquisitions had occurred on the dates indicated, nor is it necessarily indicative of future consolidated results.

	Years Ended December 31,
(In millions, except per share data)	2017	2016	2015
Revenue	$14,100	$13,724	$13,528
Income from continuing operations	$1,514	$1,787	$1,643
Net income attributable to the Company	$1,496	$1,759	$1,606
Basic net income per share:
– Continuing operations	$2.91	$3.39	$3.02
– Net income attributable to the Company	$2.92	$3.39	$3.02
Diluted net income per share:
– Continuing operations	$2.88	$3.36	$2.99
– Net income attributable to the Company	$2.88	$3.36	$2.99

The consolidated statement of income for 2017 includes approximately $156 million of revenue and $19 million of operating income related to acquisitions made during 2017. The consolidated statement of income for 2016 includes approximately $25 million of revenue and $4 million of operating income related to acquisitions made during 2016, and the consolidated statement of income for 2015 includes approximately $124 million of revenue and $7 million of operating income related to acquisitions made during 2015.
Acquisition-related expenses incurred in 2017 and 2016 were $3 million and $14 million, respectively.
Dispositions
In December 2015, Mercer sold its U.S. defined contribution recordkeeping business. The Company recognized pre-tax gains of $37 million in 2015 and $6 million in 2016 from this transaction, which are included in revenue in the consolidated statements of income in those years.